Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,156,794.36

Principal:
Principal Collections	$11,924,696.11
Prepayments in Full	$6,319,938.69
Liquidation Proceeds	$173,508.15
Recoveries	$76,210.13
Sub Total	$18,494,353.08
Collections	$19,651,147.44

Purchase Amounts:
Purchase Amounts Related to Principal	$433,743.20
Purchase Amounts Related to Interest	$2,386.84
Sub Total	$436,130.04

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,087,277.48

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$20,087,277.48
Servicing Fee	$258,108.79	$258,108.79	$0.00	$0.00	$19,829,168.69
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,829,168.69
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,829,168.69
Interest - Class A-3 Notes	$21,346.78	$21,346.78	$0.00	$0.00	$19,807,821.91
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$19,657,210.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,657,210.24
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$19,583,012.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,583,012.91
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$19,519,872.91
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,519,872.91
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$19,442,526.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,442,526.41
Regular Principal Payment	$18,188,580.77	$18,188,580.77	$0.00	$0.00	$1,253,945.64
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,253,945.64
Residuel Released to Depositor	$0.00	$1,253,945.64	$0.00	$0.00	$0.00
Total		$20,087,277.48

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,188,580.77
Total					$18,188,580.77
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,188,580.77	$33.20	$21,346.78	$0.04	$18,209,927.55	$33.24
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$18,188,580.77	$11.29	$386,642.28	$0.24	$18,575,223.05	$11.53

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$30,495,400.56	0.0556689	$12,306,819.79	0.0224659
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$298,155,400.56	0.1851483	$279,966,819.79	0.1738536

Pool Information
Weighted Average APR	4.312%	4.311%
Weighted Average Remaining Term	27.67	26.80
Number of Receivables Outstanding	26,461	25,755
Pool Balance	$309,730,553.88	$290,678,473.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$298,155,400.56	$279,966,819.79
Pool Factor	0.1880544	0.1764868

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$10,711,653.32
Targeted Overcollateralization Amount	$10,711,653.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$10,711,653.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	37

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		82	$200,194.62
(Recoveries)		143	$76,210.13
Net Losses for Current Collection Period			$123,984.49
Cumulative Net Losses Last Collection Period			$9,601,050.43
Cumulative Net Losses for all Collection Periods			$9,725,034.92

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.48%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.30%	472	$6,689,673.47
61-90 Days Delinquent	0.34%	67	$975,739.06
91-120 Days Delinquent	0.07%	12	$208,211.89
Over 120 Days Delinquent	0.39%	69	$1,145,618.88
Total Delinquent Receivables	3.10%	620	$9,019,243.30

Repossession Inventory:
Repossessed in the Current Collection Period		17	$256,720.92
Total Repossessed Inventory		21	$341,283.08

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2071%
Preceding Collection Period			0.4058%
Current Collection Period			0.4965%
Three Month Average			0.3698%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4565%
Preceding Collection Period			0.5669%
Current Collection Period			0.5746%
Three Month Average			0.5327%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer